Financing (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Total debt	$ 14	$ 23,589	$ 21,243
Current maturities of long-term debt	14	3,326	5,160
Total debt less current maturities	0	20,263	16,083
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Current maturities of long-term debt	14	76	173
Total debt less current maturities	0	0	76
Loans Payable [Member] | July 2012 Term Loan [Member]
Debt Instrument [Line Items]
Current maturities of long-term debt	0	3,250	4,987
Total debt less current maturities	0	20,263	0
Loans Payable [Member] | July 2013 Term Loan [Member]
Debt Instrument [Line Items]
Total debt less current maturities	0	0	16,007
Loans Payable [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Total debt less current maturities		$ 0	$ 0